Note 2- Going Concern (Details Narrative) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Banking Regulation, Total Capital, Actual	$ 4,899,989				$ 4,899,989		$ 8,678,230
Revenue	5,333,729	$ 3,113,693			12,014,133	$ 9,566,571	12,787,262	$ 11,800,228
Net Income (Loss) Attributable to Parent	$ 6,517,375	$ 1,818,307	$ 2,072,900	$ 2,105,881	10,499,901	5,996,635	8,658,780	7,673,207
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation					$ (680,434)	$ 4,959,889	$ 4,203,154	$ 252,388